SIGNIFICANT ACCOUNTING POLICIES (Annual Rates of Depreciation) (Details)	12 Months Ended
Dec. 31, 2015
Computers and related equipment [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation, minimum	15.00%
Annual rate of depreciation, maximum	33.00%
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation, minimum	7.00%
Annual rate of depreciation, maximum	33.00%